Schedule of Investments (unaudited)	iShares® High Yield Bond Factor ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 2.7%
Bombardier Inc., 7.88%, 04/15/27 (Call 07/04/23)(a)	$1,235	$1,221,043
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(a)	275	258,098
5.75%, 10/15/27 (Call 07/15/27)(a)	1,255	1,221,541
Spirit AeroSystems Inc.
7.50%, 04/15/25 (Call 04/15/24)(a)(b)	1,195	1,180,069
9.38%, 11/30/29 (Call 11/30/25)(a)	385	410,071
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/15/24)	200	198,523
		4,489,345
Agriculture — 0.7%
Vector Group Ltd., 5.75%, 02/01/29 (Call 02/01/24)(a)	1,240	1,077,489

Airlines — 2.6%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	1,330	1,234,621
Allegiant Travel Co., 7.25%, 08/15/27 (Call 08/15/24)(a)(b)	680	674,900
American Airlines Inc., 11.75%, 07/15/25(a)	1,000	1,095,386
Delta Air Lines Inc.
4.38%, 04/19/28 (Call 01/19/28)(b)	495	463,951
7.38%, 01/15/26 (Call 12/15/25)(b)	845	886,973
		4,355,831
Auto Manufacturers — 2.6%
Allison Transmission Inc., 5.88%, 06/01/29 (Call 06/01/24)(a)(b)	340	327,876
Ford Motor Co.
5.29%, 12/08/46 (Call 06/08/46)	615	486,034
7.45%, 07/16/31(b)	45	47,000
9.63%, 04/22/30 (Call 01/22/30)(b)	275	313,321
Ford Motor Credit Co. LLC
4.13%, 08/04/25	620	586,998
5.13%, 06/16/25 (Call 05/16/25)	990	959,815
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)(b)	750	639,194
5.50%, 07/15/29 (Call 07/15/24)(a)	615	524,886
5.88%, 01/15/28 (Call 01/15/24)(a)	310	278,942
7.75%, 10/15/25 (Call 10/15/23)(a)	150	149,993
		4,314,059
Banks — 1.0%
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31), (1-year CMT + 2.600%)(a)(c)	100	75,661
4.95%, 06/01/42 (Call 06/01/41), (1-year CMT + 2.750%)(a)(c)	650	417,431
5.02%, 06/26/24(a)	475	461,998
5.71%, 01/15/26(a)	800	761,395
		1,716,485
Biotechnology — 0.6%
Grifols Escrow Issuer SA, 4.75%, 10/15/28 (Call 10/15/24)(a)	1,170	989,762

Building Materials — 0.5%
Builders FirstSource Inc., 6.38%, 06/15/32 (Call 06/15/27)(a)(b)	885	870,725

Chemicals — 2.4%
Avient Corp., 5.75%, 05/15/25 (Call 05/15/24)(a)	55	54,731
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28 (Call 06/15/24)(a)	745	646,502
EverArc Escrow Sarl, 5.00%, 10/30/29 (Call 10/30/24)(a)	1,055	837,596
Methanex Corp., 5.25%, 12/15/29 (Call 09/15/29)	230	209,214
Security	Par (000)	Value

Chemicals (continued)
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 07/03/23)(a)	$745	$722,374
Sasol Financing USA LLC
5.50%, 03/18/31 (Call 03/18/30)	1,340	1,040,661
6.50%, 09/27/28 (Call 06/27/28)	510	451,648
		3,962,726
Coal — 0.5%
SunCoke Energy Inc., 4.88%, 06/30/29 (Call 06/30/24)(a)	720	592,770
Warrior Met Coal Inc., 7.88%, 12/01/28 (Call 12/01/24)(a)	295	295,244
		888,014
Commercial Services — 7.1%
ADT Security Corp. (The)
4.13%, 08/01/29 (Call 08/01/28)(a)(b)	675	588,938
4.88%, 07/15/32(a)(b)	1,015	864,628
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 03/01/24)(a)	378	353,120
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(a)	775	662,120
6.75%, 02/15/27 (Call 02/15/24)(a)(b)	734	722,948
Cimpress PLC, 7.00%, 06/15/26 (Call 07/03/23)(b)	1,010	871,125
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(a)	735	565,621
Graham Holdings Co., 5.75%, 06/01/26 (Call 06/01/23)(a)	164	161,919
Hertz Corp. (The), 5.00%, 12/01/29 (Call 12/01/24)(a)	1,500	1,204,241
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/23)(a)	310	293,632
NESCO Holdings II Inc., 5.50%, 04/15/29 (Call 04/15/24)(a)	1,230	1,087,086
Prime Security Services Borrower LLC/Prime Finance Inc.
5.75%, 04/15/26(a)	988	966,581
6.25%, 01/15/28 (Call 07/03/23)(a)(b)	885	812,858
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 07/03/23)(a)	960	811,806
9.25%, 04/15/25 (Call 03/16/25)(a)(b)	515	491,825
11.25%, 12/15/27 (Call 06/15/25)(a)(b)	85	65,340
United Rentals North America Inc., 4.88%, 01/15/28 (Call 06/12/23)(b)	540	515,166
ZipRecruiter Inc., 5.00%, 01/15/30 (Call 01/15/25)(a)	775	653,216
		11,692,170
Computers — 0.4%
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29 (Call 11/01/24)(a)(b)	765	625,468

Cosmetics & Personal Care — 0.9%
Coty Inc., 5.00%, 04/15/26 (Call 07/03/23)(a)	835	801,892
Coty Inc./HFC Prestige Products Inc./HFC Prestige
International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(a)	670	615,144
		1,417,036
Diversified Financial Services — 7.0%
Burford Capital Global Finance LLC
6.25%, 04/15/28 (Call 04/15/24)(a)	306	285,772
6.88%, 04/15/30 (Call 04/15/25)(a)	490	452,785
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(a)	2,030	1,279,705
3.63%, 10/01/31 (Call 10/01/26)(a)	315	183,480
Credit Acceptance Corp., 6.63%, 03/15/26 (Call 03/15/24)(b)	280	267,154
goeasy Ltd., 5.38%, 12/01/24 (Call 07/04/23)(a)(b)	690	662,107
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)(b)	820	660,945
5.50%, 08/15/28 (Call 08/15/23)(a)	205	177,325
5.75%, 11/15/31 (Call 11/15/26)(a)(b)	855	694,321
OneMain Finance Corp.
5.38%, 11/15/29 (Call 05/15/29)	50	40,871

Schedule of Investments (unaudited) (continued)	iShares® High Yield Bond Factor ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
6.63%, 01/15/28 (Call 07/15/27)(b)	$85	$76,928
6.88%, 03/15/25	870	838,291
7.13%, 03/15/26	1,270	1,214,337
PennyMac Financial Services Inc.
5.38%, 10/15/25 (Call 10/15/23)(a)	590	548,368
5.75%, 09/15/31 (Call 09/15/26)(a)	725	583,767
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
3.63%, 03/01/29 (Call 03/09/24)(a)(b)	150	123,699
3.88%, 03/01/31 (Call 03/01/26)(a)	1,550	1,220,346
4.00%, 10/15/33 (Call 10/15/27)(a)	420	316,312
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	720	617,242
4.20%, 10/29/25 (Call 09/29/25)(b)	675	617,672
Synchrony Financial, 7.25%, 02/02/33 (Call 11/02/32)	695	617,856
		11,479,283
Electric — 3.0%
Drax Finco PLC, 6.63%, 11/01/25 (Call 06/12/23)(a)	631	615,225
FirstEnergy Corp.
Series C, 3.40%, 03/01/50 (Call 09/01/49)	875	583,196
Series C, 5.10%, 07/15/47 (Call 01/15/47)	399	353,116
Mercury Chile Holdco LLC, 6.50%, 01/24/27 (Call 01/24/24)(a)(b)	325	296,563
NRG Energy Inc., 5.75%, 01/15/28 (Call 06/16/23)	555	527,787
PG&E Corp.
5.00%, 07/01/28 (Call 07/03/23)(b)	1,330	1,226,831
5.25%, 07/01/30 (Call 06/15/25)(b)	275	248,511
Vistra Operations Co. LLC
5.50%, 09/01/26 (Call 06/12/23)(a)	700	680,125
5.63%, 02/15/27 (Call 02/15/24)(a)	435	418,387
		4,949,741
Electrical Components & Equipment — 0.9%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(a)	805	689,281
4.75%, 06/15/28 (Call 07/01/23)(a)	875	778,330
		1,467,611
Engineering & Construction — 1.7%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	1,065	1,027,725
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26 (Call 02/01/24)(a)(b)	300	278,250
IHS Holding Ltd., 5.63%, 11/29/26 (Call 11/29/23)(a)	360	306,000
IHS Netherlands Holdco BV, 8.00%, 09/18/27 (Call 09/18/23)(a)(b)	1,370	1,222,725
		2,834,700
Entertainment — 2.8%
AMC Entertainment Holdings Inc., 7.50%, 02/15/29 (Call 02/15/25)(a)(b)	1,185	830,981
Live Nation Entertainment Inc., 6.50%, 05/15/27 (Call 07/03/23)(a)	1,035	1,036,758
Odeon Finco PLC, 12.75%, 11/01/27 (Call 11/01/24)(a)(b)	585	563,063
Resorts World Las Vegas LLC/RWLV Capital Inc., 4.63%, 04/16/29 (Call 01/16/29)(a)(b)	1,740	1,411,677
Universal Entertainment Corp., 8.50%, 12/11/24 (Call 12/11/23)(a)(b)	785	745,648
		4,588,127
Environmental Control — 0.8%
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)	953	849,497
5.13%, 12/15/26 (Call 12/15/23)(a)(b)	461	444,326
		1,293,823
Security	Par (000)	Value

Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27 (Call 02/20/27)	$561	$508,150
5.88%, 08/20/26 (Call 05/20/26)	120	111,574
		619,724
Health Care - Products — 0.3%
Garden Spinco Corp., 8.63%, 07/20/30 (Call 07/20/27)(a)(b)	395	427,457

Health Care - Services — 1.0%
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	525	416,514
4.63%, 06/01/30 (Call 06/01/25)(a)	1,485	1,271,822
		1,688,336
Holding Companies - Diversified — 0.2%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 04/15/24)(a)(b)	335	295,845

Home Builders — 0.8%
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(a)	805	607,613
6.25%, 09/15/27 (Call 07/04/23)(a)	845	756,389
		1,364,002
Housewares — 0.4%
Newell Brands Inc., 6.00%, 04/01/46 (Call 10/01/45)	920	670,324

Insurance — 0.2%
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	276	276,313

Internet — 2.2%
Gen Digital Inc., 5.00%, 04/15/25 (Call 06/12/23)(a)	770	752,088
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 06/12/23)(a)	900	593,623
Rakuten Group Inc., 10.25%, 11/30/24 (Call 11/28/23)(a)(b)	1,170	1,172,925
Uber Technologies Inc., 7.50%, 09/15/27 (Call 07/03/23)(a)	1,085	1,113,001
		3,631,637
Iron & Steel — 1.6%
Cleveland-Cliffs Inc., 5.88%, 06/01/27 (Call 07/03/23)(b)	625	603,200
Mineral Resources Ltd.
8.13%, 05/01/27 (Call 05/01/24)(a)	838	838,126
8.50%, 05/01/30 (Call 05/01/25)(a)	660	662,475
U.S. Steel Corp., 6.88%, 03/01/29 (Call 03/01/24)	595	575,029
		2,678,830
Leisure Time — 4.5%
Carnival Corp.
7.63%, 03/01/26 (Call 03/01/24)(a)(b)	1,565	1,483,792
9.88%, 08/01/27 (Call 02/01/24)(a)(b)	485	500,578
10.50%, 02/01/26 (Call 08/01/23)(a)	635	659,846
10.50%, 06/01/30 (Call 06/01/25)(a)	180	180,628
NCL Corp. Ltd., 5.88%, 02/15/27 (Call 02/15/24)(a)(b)	1,330	1,266,594
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)(b)	20	17,050
Royal Caribbean Cruises Ltd.
4.25%, 07/01/26 (Call 01/01/26)(a)(b)	705	646,032
5.50%, 08/31/26 (Call 02/28/26)(a)(b)	1,535	1,443,144
11.63%, 08/15/27 (Call 08/15/24)(a)	500	543,393
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 03/15/24)(a)	795	651,145
		7,392,202
Lodging — 2.0%
Genting New York LLC, 3.30%, 02/15/26 (Call 01/15/26)(a)	710	634,555
Las Vegas Sands Corp., 3.20%, 08/08/24 (Call 07/08/24)	300	289,330

Schedule of Investments (unaudited) (continued)	iShares® High Yield Bond Factor ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(a)(b)	$920	$779,746
6.63%, 07/31/26 (Call 04/30/26)(a)(b)	770	762,847
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	150	141,071
5.50%, 03/01/25 (Call 12/01/24)(a)	780	764,731
		3,372,280
Machinery — 1.0%
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(a)	730	582,202
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(a)(b)	1,160	1,037,473
		1,619,675
Manufacturing — 0.5%
LSB Industries Inc., 6.25%, 10/15/28 (Call 10/15/24)(a)(b)	955	864,275

Media — 6.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 01/15/34 (Call 01/15/28)(a)	1,484	1,097,876
4.50%, 06/01/33 (Call 06/01/27)(a)	1,360	1,038,176
Directv Financing LLC/Directv Financing Co-Obligor Inc.,
5.88%, 08/15/27 (Call 08/15/23)(a)	1,380	1,215,528
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(a)	860	726,084
Sirius XM Radio Inc.
3.88%, 09/01/31 (Call 09/01/26)(a)	375	276,727
4.13%, 07/01/30 (Call 07/01/25)(a)	1,005	790,427
5.50%, 07/01/29 (Call 07/01/24)(a)(b)	1,340	1,169,682
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/24)	568	494,160
5.00%, 09/15/29 (Call 09/15/24)	450	385,855
Townsquare Media Inc., 6.88%, 02/01/26 (Call 02/01/24)(a)	690	639,768
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	1,465	1,230,307
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/23)(a)(b)	245	214,988
Urban One Inc., 7.38%, 02/01/28 (Call 02/01/24)(a)	1,110	999,000
		10,278,578
Mining — 3.3%
Eldorado Gold Corp., 6.25%, 09/01/29 (Call 09/01/24)(a)(b)	775	695,563
Endeavour Mining PLC, 5.00%, 10/14/26 (Call 10/14/23)(a)(b)	730	644,225
First Quantum Minerals Ltd.
6.88%, 03/01/26 (Call 06/12/23)(a)(b)	780	758,550
7.50%, 04/01/25 (Call 06/12/23)(a)(b)	889	887,213
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/24)	560	550,900
IAMGOLD Corp., 5.75%, 10/15/28 (Call 10/15/23)(a)	745	581,517
Stillwater Mining Co.
4.00%, 11/16/26 (Call 11/16/23)(a)	850	739,517
4.50%, 11/16/29 (Call 11/16/25)(a)	830	654,488
		5,511,973
Office Furnishings — 0.3%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	645	555,816

Oil & Gas — 9.9%
Antero Resources Corp., 7.63%, 02/01/29 (Call 02/01/24)(a)(b)	471	479,144
Baytex Energy Corp.
8.50%, 04/30/30(a)	600	586,387
8.75%, 04/01/27 (Call 04/01/24)(a)	635	641,688
California Resources Corp., 7.13%, 02/01/26 (Call 07/03/23)(a)(b)	750	761,250
Civitas Resources Inc., 5.00%, 10/15/26 (Call 10/15/23)(a)	351	329,961
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	405	373,998
7.25%, 03/14/27 (Call 03/14/24)(a)	399	393,778
Security	Par (000)	Value

Oil & Gas (continued)
7.38%, 01/15/31 (Call 01/15/26)(a)(b)	$640	$616,018
Comstock Resources Inc., 6.75%, 03/01/29 (Call 03/01/24)(a)	625	546,253
Crescent Energy Finance LLC, 9.25%, 02/15/28 (Call 02/15/25)(a)(b)	510	493,746
Earthstone Energy Holdings LLC, 8.00%, 04/15/27 (Call 04/15/24)(a)(b)	680	661,844
Energean PLC, 6.50%, 04/30/27 (Call 10/30/23)(a)(b)	635	572,592
Gulfport Energy Corp., 8.00%, 05/17/26 (Call 05/17/24)	390	389,025
Harbour Energy PLC, 5.50%, 10/15/26 (Call 10/15/23)(a)	655	603,661
Independence Energy Finance LLC, 7.25%, 05/01/26 (Call 05/01/24)(a)	915	851,026
Ithaca Energy North Sea PLC, 9.00%, 07/15/26 (Call 07/15/23)(a)	785	739,250
Kosmos Energy Ltd.
7.13%, 04/04/26 (Call 04/04/24)(a)	945	826,875
7.50%, 03/01/28 (Call 03/01/24)(a)	625	515,638
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas
Finance Corp., 6.00%, 08/01/26 (Call 08/01/23)(a)	180	173,700
Matador Resources Co., 5.88%, 09/15/26 (Call 06/16/23)(b)	1,253	1,209,678
Northern Oil and Gas Inc., 8.13%, 03/01/28 (Call 03/01/24)(a)	945	919,476
Oasis Petroleum Inc., 6.38%, 06/01/26 (Call 06/01/23)(a)	325	320,125
Patterson-UTI Energy Inc., 3.95%, 02/01/28 (Call 11/01/27)(b)	460	406,549
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 07/03/23)(b)	605	562,650
7.25%, 06/15/25 (Call 07/03/23)(b)	850	847,161
PDC Energy Inc., 5.75%, 05/15/26 (Call 05/15/24)(b)	350	348,933
Sunoco LP/Sunoco Finance Corp., 6.00%, 04/15/27 (Call 04/15/24)	380	373,737
Talos Production Inc., 12.00%, 01/15/26 (Call 06/16/23)	765	805,162
		16,349,305
Oil & Gas Services — 2.8%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/24)(a)	280	259,689
6.88%, 04/01/27 (Call 07/03/23)(a)(b)	635	606,747
Bristow Group Inc., 6.88%, 03/01/28 (Call 03/01/24)(a)(b)	340	317,060
CGG SA, 8.75%, 04/01/27 (Call 04/01/24)(a)(b)	690	595,125
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 07/03/23)	975	927,264
6.88%, 09/01/27 (Call 07/03/23)	605	566,604
Weatherford International Ltd., 8.63%, 04/30/30 (Call 10/30/24)(a)(b)	1,340	1,346,537
		4,619,026
Packaging & Containers — 0.8%
Berry Global Inc., 5.63%, 07/15/27 (Call 07/03/23)(a)(b)	620	611,475
Graham Packaging Co. Inc., 7.13%, 08/15/28 (Call 08/15/23)(a)	735	623,140
		1,234,615
Pharmaceuticals — 2.0%
Bausch Health Americas Inc., 8.50%, 01/31/27 (Call 07/04/23)(a)(b)	1,220	640,500
Bausch Health Companies Inc.
6.13%, 02/01/27 (Call 02/01/24)(a)	1,505	978,250
6.25%, 02/15/29 (Call 02/15/24)(a)	570	254,094
14.00%, 10/15/30 (Call 10/15/25)(a)	710	442,923
Elanco Animal Health Inc., 6.65%, 08/28/28 (Call 05/28/28)(b)	1,020	976,048
		3,291,815

Schedule of Investments (unaudited) (continued)	iShares® High Yield Bond Factor ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines — 4.2%
Antero Midstream Partners LP/Antero Midstream
Finance Corp.
5.75%, 03/01/27 (Call 06/16/23)(a)	$685	$656,338
7.88%, 05/15/26 (Call 05/15/24)(a)	644	652,751
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.75%, 04/01/25 (Call 07/03/23)	475	465,890
8.00%, 04/01/29 (Call 04/01/24)(a)(b)	540	542,889
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.13%, 06/01/28 (Call 06/01/24)(a)	325	295,750
EnLink Midstream Partners LP, 4.15%, 06/01/25 (Call 03/01/25)	510	492,150
EQM Midstream Partners LP, 6.50%, 07/15/48 (Call 01/15/48)	480	392,103
Holly Energy Partners LP/Holly Energy Finance Corp., 5.00%, 02/01/28 (Call 06/16/23)(a)(b)	650	598,800
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 07/03/23)(a)	1,370	1,214,156
6.75%, 09/15/25 (Call 09/15/23)(a)	388	357,185
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 07/03/23)(a)	1,280	1,223,013
		6,891,025
Real Estate — 0.5%
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)	910	714,921
4.75%, 02/01/30 (Call 09/01/24)	245	184,669
		899,590
Real Estate Investment Trusts — 3.8%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(a)(b)	815	619,165
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(a)(b)	270	215,773
5.75%, 05/15/26 (Call 06/12/23)(a)(b)	1,390	1,234,362
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)(b)	220	187,339
5.25%, 03/15/28 (Call 12/27/23)(a)	100	93,555
5.63%, 07/15/32 (Call 07/15/26)(a)	260	231,644
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(a)(b)	105	90,300
5.88%, 10/01/28 (Call 10/01/23)(a)(b)	875	799,409
7.50%, 06/01/25 (Call 06/01/23)(a)(b)	455	455,000
RLJ Lodging Trust LP
3.75%, 07/01/26 (Call 07/01/23)(a)	660	601,425
4.00%, 09/15/29 (Call 09/15/24)(a)	720	602,100
Service Properties Trust, 4.75%, 10/01/26 (Call 08/01/26)	675	576,253
XHR LP, 6.38%, 08/15/25 (Call 06/12/23)(a)(b)	602	588,455
		6,294,780
Retail — 4.7%
Arko Corp., 5.13%, 11/15/29 (Call 11/15/24)(a)(b)	675	531,414
Bath & Body Works Inc.
6.75%, 07/01/36(b)	615	548,976
6.88%, 11/01/35	1,210	1,096,136
Carvana Co.
5.50%, 04/15/27 (Call 04/15/24)(a)	875	521,009
5.63%, 10/01/25 (Call 10/01/23)(a)	675	505,386
5.88%, 10/01/28 (Call 10/01/23)(a)	950	542,032
10.25%, 05/01/30 (Call 05/01/27)(a)(b)	300	201,928
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/23)(a)(b)	351	355,387
Security	Par/ Shares (000)	Value

Retail (continued)
FirstCash Inc.
4.63%, 09/01/28 (Call 09/01/23)(a)	$670	$596,220
5.63%, 01/01/30 (Call 01/01/25)(a)(b)	725	658,391
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(a)	702	493,833
3.88%, 10/01/31 (Call 10/01/26)(a)(b)	660	455,259
Kohl’s Corp., 4.63%, 05/01/31 (Call 02/01/31)	550	358,116
Macy’s Retail Holdings LLC, 6.13%, 03/15/32 (Call 03/15/27)(a)(b)	360	305,100
QVC Inc., 4.75%, 02/15/27 (Call 11/15/26)(b)	1,075	660,050
		7,829,237
Software — 1.5%
Alteryx Inc., 8.75%, 03/15/28 (Call 03/15/25)(a)	560	537,427
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(a)(b)	775	674,250
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(a)	1,510	1,293,013
		2,504,690
Telecommunications — 1.8%
Frontier Communications Holdings LLC
6.75%, 05/01/29 (Call 05/01/24)(a)(b)	1,200	885,149
8.63%, 03/15/31 (Call 03/15/26)(a)(b)	195	179,951
8.75%, 05/15/30 (Call 05/15/25)(a)(b)	600	560,988
Hughes Satellite Systems Corp.
5.25%, 08/01/26	640	596,000
6.63%, 08/01/26(b)	824	761,054
		2,983,142
Trucking & Leasing — 0.9%
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(a)	1,345	1,207,430
6.50%, 10/01/25 (Call 10/01/23)(a)	275	267,083
		1,474,513
Total Long-Term Investments — 96.0%
(Cost: $165,142,117)		158,631,400

Short-Term Securities

Money Market Funds — 21.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(d)(e)(f)	34,575	34,581,642
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(d)(e)	1,130	1,130,000

Total Short-Term Securities — 21.6%
(Cost: $35,706,065)		35,711,642

Total Investments — 117.6%
(Cost: $200,848,182)		194,343,042

Liabilities in Excess of Other Assets — (17.6)%		(29,140,871)

Net Assets — 100.0%		$165,202,171

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of this security is on loan.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® High Yield Bond Factor ETF
May 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$24,449,304	$10,144,634	(a)	$—		$(3,641)	$(8,655)	$34,581,642	34,575	$54,479	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,280,000	—		(150,000	)(a)	—	—	1,130,000	1,130	11,991		—
						$(3,641)	$(8,655)	$35,711,642		$66,470		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$158,631,400	$—	$158,631,400
Short-Term Securities
Money Market Funds	35,711,642	—	—	35,711,642
	$35,711,642	$158,631,400	$—	$194,343,042

Portfolio Abbreviation

CMT	Constant Maturity Treasury
REIT	Real Estate Investment Trust